UNITED STATES
  				SECURITIES AND EXCHANGE COMMISSION
    					Washington, D.C.  20569

    							    FORM 13F

  							FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2008

Check here if Amendment  [ ] Amendment Number:
This Amendment:		 [ ] is a restatement
									 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Jane Street Holding II, LLC
Address:	One New York Plaza, 33rd Floor
 					New York, NY  10004

Form 13F File Number:

The instiutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Marie Harrison
Title:
Phone:	212-651-6069

Signature, Place, and Date of Signing:

Marie Harrison 		New York, New York	November 14, 2008


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Managers Reporting for this Manager:

Form 13F File Number		Name
28-11420			Jane Street Holding, LLC


						     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	See footnote below

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers: See footnote below

Footnote:
	All holdings are under Jane Street Holding, LLC, Form 13F File Number: 28-11420